Company level financial information - condensed statement of cash flow (Details) - CNY (¥)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Condensed statement of cash flow
Net cash (used in)/from operating activities		¥ 1,406,262,000	¥ 916,320,000	¥ 826,484,000
Net cash (used in)/from investing activities		(2,125,918,000)	(518,797,000)	462,815,000
Net cash from/(used in) financing activities		(733,559,000)	3,536,184,000	(117,706,000)
Net increase/(decrease) in cash and cash equivalents		(1,453,215,000)	3,933,707,000	1,171,593,000
Cash and cash equivalents at beginning of the period/year		6,771,653,000
Effect of movements in exchange rates on cash held		30,054,000	(16,034,000)	(3,831,000)
Cash and cash equivalents at the end of the period/year		5,348,492,000	6,771,653,000
Parent company
Condensed statement of cash flow
Net cash (used in)/from operating activities	¥ (36,000)	(16,177,000)	28,366,000
Net cash (used in)/from investing activities	(972,092,000)	120,173,000	(3,432,692,000)
Net cash from/(used in) financing activities	1,127,145,000	(395,322,000)	4,181,655,000
Net increase/(decrease) in cash and cash equivalents	155,017,000	(291,326,000)	777,329,000
Cash and cash equivalents at beginning of the period/year	0	925,638,000	153,889,000
Effect of movements in exchange rates on cash held	(1,128,000)	12,609,000	(5,580,000)
Cash and cash equivalents at the end of the period/year	¥ 153,889,000	¥ 646,921,000	¥ 925,638,000	¥ 153,889,000